LONG-TERM LOANS	12 Months Ended
Mar. 31, 2012
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
8.	LONG-TERM LOANS

Long-term loans consist of the followings:

	As of March 31,
	2011	2012
	$	$
Unsecured bank loans repayable monthly with maturity date of August 20, 2013, interest at 1.75% p.a. below the Bank's Prime Rate in Hong Kong	314	187
Unsecured bank loans repayable monthly with maturity date of August 26, 2013, interest at 1.75% p.a. below the Bank's Prime Rate in Hong Kong	314	187

Total long-term loans	628	374
Current portion of long-term loans	(253)	(262)

Non-current portion of long-term loans	375	112

Scheduled maturities of the Group's long-term loans as of March 31, 2012 are as follows:

$
Year ending March 31
2013	262
2014	112
374